Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 1,691,845
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Relationship to the Company	[1]	Former Chief Executive Officer and former Chairman of the board of directors of ReTo prior to May 25, 2025; shareholder of the Company.
Due from related parties			24,048
Due to related parties		$ 606,862
Mr. Xiaojun Zou [Member]
Related Party Transaction [Line Items]
Relationship to the Company		Chief Executive Officer and Chairman of Dirong
Due to related parties		$ 14,872
Mr. Lap Cheong Chan [Member]
Related Party Transaction [Line Items]
Relationship to the Company		A shareholder of MMB and ReTo
Due to related parties		$ 1,070,111
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company		Mr. Hengfang Li is the Chairman of the board of directors of Shexian Ruibo
Shexian Ruida Environmental Science and Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company		An entity controlled by Shexian Ruibo
Q Green Techcon Private Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company		A non-controlling shareholder of disposed subsidiary, until December 31, 2025
Sales to related party			$ 229,600

[1]	On May 25, 2025, Mr. Hengfang Li resigned as the Chief Executive Officer and a director of the Company.